EATON VANCE MUTUAL FUNDS TRUST
Two International Place
Boston, MA 02110
Telephone: (617) 482-8260

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the “Registrant”) (1933 Act File No. 02-90946) certifies (a) that the forms of prospectuses and statements of additional information used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 183 (“Amendment No. 183”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 183 was filed electronically with the Commission (Accession No. 0000940394-11-001507) on December 28, 2011:

Eaton Vance Parametric Structured Commodity Strategy Fund
Eaton Vance Parametric Structured Currency Fund

EATON VANCE MUTUAL FUNDS TRUST

By: /s/ Maureen A. Gemma Maureen A. Gemma, Esq. Secretary

Dated: January 4, 2012